UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2014

Item 1. Schedule of Investments.

Segall Bryant & Hamill All Cap Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.5%
	COMMUNICATIONS – 6.6%
3,075	CBS Corp. - Class B	$190,035
4,235	Comcast Corp. - Class A	211,835
1,905	Discovery Communications, Inc. - Class A*	157,543
335	Google, Inc. - Class A*	373,361
		932,774
	CONSUMER DISCRETIONARY – 12.3%
398	Amazon.com, Inc.*	133,935
3,565	Fastenal Co.	175,826
2,820	Gildan Activewear, Inc.1	142,072
14,565	LKQ Corp.*	383,788
2,995	Lowe's Cos., Inc.	146,455
3,815	Macy's, Inc.	226,191
3,800	TJX Cos., Inc.	230,470
4,900	VF Corp.	303,212
		1,741,949
	CONSUMER STAPLES – 9.3%
3,745	Dollar General Corp.*	207,772
2,065	Energizer Holdings, Inc.	208,028
2,585	Estee Lauder Cos., Inc. - Class A	172,885
1,695	JM Smucker Co.	164,822
3,435	Nestle S.A. – ADR1	258,381
4,265	TreeHouse Foods, Inc.*	307,037
		1,318,925
	ENERGY – 8.3%
2,490	Cameron International Corp.*	153,807
965	EOG Resources, Inc.	189,304
3,000	Halliburton Co.	176,670
2,820	Schlumberger Ltd.1	274,950
5,460	Whiting Petroleum Corp.*	378,870
		1,173,601
	FINANCIALS – 16.6%
9,985	Air Lease Corp.	372,341
4,405	American International Group, Inc.	220,294
1,600	Berkshire Hathaway, Inc. - Class B*	199,952
5,385	Discover Financial Services	313,353
5,680	First Republic Bank	306,663
2,430	JPMorgan Chase & Co.	147,525
3,645	Reinsurance Group of America, Inc.	290,252
13,080	Umpqua Holdings Corp.	243,811
1,215	Visa, Inc. - Class A	262,270
		2,356,461

Segall Bryant & Hamill All Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of March 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HEALTH CARE – 18.9%
4,095	Agilent Technologies, Inc.	$228,992
1,830	Allergan, Inc.	227,103
2,535	Baxter International, Inc.	186,525
2,750	Danaher Corp.	206,250
13,565	Hologic, Inc.*	291,648
6,890	Hospira, Inc.*	297,992
1,255	Mettler-Toledo International, Inc.*	295,778
1,780	Pall Corp.	159,257
2,640	Perrigo Co.1	408,302
6,505	Pfizer, Inc.	208,941
2,050	Techne Corp.	175,009
		2,685,797
	INDUSTRIALS – 12.5%
2,885	Honeywell International, Inc.	267,613
6,195	ITT Corp.	264,898
1,080	Precision Castparts Corp.	272,981
2,100	Roper Industries, Inc.	280,371
2,975	Stericycle, Inc.*	338,019
2,070	WABCO Holdings, Inc.*	218,509
1,690	WESCO International, Inc.*	140,642
		1,783,033
	MATERIALS – 2.9%
4,955	Constellium N.V.*,1	145,429
2,955	LyondellBasell Industries N.V. - Class A1	262,818
		408,247
	TECHNOLOGY – 10.1%
3,230	Analog Devices, Inc.	171,642
6,860	Aspen Technology, Inc.*	290,590
2,485	Cerner Corp.*	139,781
4,995	Guidewire Software, Inc.*	245,005
2,030	IHS, Inc. - Class A*	246,645
3,910	Red Hat, Inc.*	207,152
2,525	Xilinx, Inc.	137,032
		1,437,847
	TOTAL COMMON STOCKS (Cost $12,664,802)	13,838,634

Segall Bryant & Hamill All Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of March 31, 2014 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 2.2%
$314,258	UMB Money Market Fiduciary, 0.01%2	$314,258

	TOTAL SHORT-TERM INVESTMENTS (Cost $314,258)	314,258

	TOTAL INVESTMENTS – 99.7% (Cost $12,979,060)	14,152,892
	Other assets in Excess of liabilities – 0.3%	44,133

	TOTAL NET ASSETS – 100.0%	$14,197,025

ADR – American Depositary Receipt

*	Non-income producing security.
1	Foreign security denominated in U.S. Dollars.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Segall Bryant & Hamill Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.3%
	CONSUMER DISCRETIONARY – 9.5%
7,745	Actuant Corp. - Class A	$264,492
4,155	Bob Evans Farms, Inc.	207,875
7,575	Cato Corp. - Class A	204,828
15,465	Chico's FAS, Inc.	247,904
6,945	Children's Place Retail Stores, Inc.	345,930
17,045	Express, Inc.*	270,674
6,840	Guess?, Inc.	188,784
1,685	Harman International Industries, Inc.	179,284
2,945	Huron Consulting Group, Inc.*	186,654
23,780	Wendy's Co.	216,874
60,015	Wet Seal, Inc. - Class A*	79,220
		2,392,519
	CONSUMER STAPLES – 3.6%
22,180	Chiquita Brands International, Inc.*	276,141
6,630	Fresh Del Monte Produce, Inc.1	182,789
11,045	Pantry, Inc.*	169,430
3,915	Seneca Foods Corp. - Class A*	123,244
2,125	TreeHouse Foods, Inc.*	152,979
		904,583
	ENERGY – 5.7%
12,825	Comstock Resources, Inc.	293,051
5,575	EnerSys, Inc.	386,292
14,835	Kodiak Oil & Gas Corp.* 1	180,097
35,207	Parker Drilling Co.*	249,618
54,566	PetroQuest Energy, Inc.*	311,026
		1,420,084
	FINANCIALS – 19.8%
17,638	Ameris Bancorp*	410,966
21,150	Arbor Realty Trust, Inc. - REIT	146,358
4,630	Bancfirst Corp.	262,197
7,290	BankUnited, Inc.	253,473
5,620	Banner Corp.	231,600
7,365	Berkshire Hills Bancorp, Inc.	190,606
4,490	BioMed Realty Trust, Inc. - REIT	92,000
11,870	Capstead Mortgage Corp. - REIT	150,274
59,865	Chimera Investment Corp. - REIT	183,187
41,063	First Busey Corp.	238,165
13,310	First Community Bancshares, Inc.	217,752
15,055	First Horizon National Corp.	185,779
18,200	First Niagara Financial Group, Inc.	171,990
7,135	FirstMerit Corp.	148,622
11,890	Fulton Financial Corp.	149,576

Segall Bryant & Hamill Small Cap Value Fund
SCHEDULE OF INVESTMENTS – Continued
As of March 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
8,310	Lakeland Financial Corp.	$334,228
13,235	Peoples Bancorp, Inc.	327,302
5,155	Piper Jaffray Cos.*	236,099
9,785	Simmons First National Corp. - Class A	364,687
17,150	TFS Financial Corp.*	213,175
8,520	Urstadt Biddle Properties, Inc. - REIT	176,023
3,155	Weingarten Realty Investors - REIT	94,650
6,100	WesBanco, Inc.	194,163
		4,972,872
	HEALTH CARE – 8.3%
9,995	Alere, Inc.*	343,328
130,383	Alphatec Holdings, Inc.*	195,575
26,439	BioScrip, Inc.*	184,544
10,520	Emergent Biosolutions, Inc.*	265,840
4,210	Haemonetics Corp.*	137,204
4,420	Hill-Rom Holdings, Inc.	170,347
11,155	LHC Group, Inc.*	246,079
26,239	OraSure Technologies, Inc.*	209,125
10,940	Orthofix International N.V.* 1	329,841
		2,081,883
	INDUSTRIALS – 14.0%
5,050	Applied Industrial Technologies, Inc.	243,612
5,995	Astec Industries, Inc.	263,240
5,705	AZZ, Inc.	254,899
4,368	CLARCOR, Inc.	250,505
4,260	EMCOR Group, Inc.	199,325
6,951	ESCO Technologies, Inc.	244,606
32,827	Great Lakes Dredge & Dock Corp.*	299,711
8,945	Hillenbrand, Inc.	289,192
13,995	ITT Corp.	598,426
28,725	McDermott International, Inc.* 1	224,630
9,470	Orbital Sciences Corp.*	264,213
1,650	Preformed Line Products Co.	113,108
4,525	Watts Water Technologies, Inc. - Class A	265,572
		3,511,039
	MATERIALS – 13.2%
9,260	Allegheny Technologies, Inc.	348,917
5,850	Axiall Corp.	262,782
6,420	Carlisle Cos., Inc.	509,363
12,280	Coeur Mining, Inc.*	114,081
5,530	Dynamic Materials Corp.	105,291
13,345	Harsco Corp.	312,673

Segall Bryant & Hamill Small Cap Value Fund
SCHEDULE OF INVESTMENTS – Continued
As of March 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	MATERIALS (Continued)
10,310	Innospec, Inc.	$466,321
4,683	Minerals Technologies, Inc.	302,334
15,255	Myers Industries, Inc.	303,880
8,205	OM Group, Inc.	272,570
5,589	Sensient Technologies Corp.	315,276
		3,313,488
	TECHNOLOGY – 18.1%
98,125	Aviat Networks, Inc.*	156,019
55,765	Axcelis Technologies, Inc.*	119,895
8,945	BroadSoft, Inc.*	239,100
26,554	Electro Scientific Industries, Inc.	261,557
22,295	Extreme Networks, Inc.*	129,311
11,995	Fabrinet* 1	249,136
18,835	FormFactor, Inc.*	120,356
14,729	Logitech International S.A.1	219,315
7,711	NETGEAR, Inc.*	260,092
5,335	Omnicell, Inc.*	152,688
9,575	OmniVision Technologies, Inc.*	169,477
15,780	ON Semiconductor Corp.*	148,332
17,885	Oplink Communications, Inc.*	321,214
33,460	Polycom, Inc.*	459,071
6,315	PTC, Inc.*	223,740
47,030	Radisys Corp.*	168,838
32,538	Riverbed Technology, Inc.*	641,324
8,630	Tessera Technologies, Inc.	203,927
16,100	TTM Technologies, Inc.*	136,045
4,210	Universal Electronics, Inc.*	161,622
		4,541,059
	UTILITIES – 3.1%
4,695	American States Water Co.	151,602
3,050	Laclede Group, Inc.	143,807
4,525	New Jersey Resources Corp.	225,345
4,765	Portland General Electric Co.	154,100
3,550	Unitil Corp.	116,582
		791,436
	TOTAL COMMON STOCKS (Cost $22,022,568)	23,928,963

Segall Bryant & Hamill Small Cap Value Fund
SCHEDULE OF INVESTMENTS – Continued
As of March 31, 2014 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 4.5%
$1,121,323	UMB Money Market Fiduciary, 0.01%2	$1,121,323

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,121,323)	1,121,323

	TOTAL INVESTMENTS – 99.8% (Cost $23,143,891)	25,050,286
	Other assets in Excess of liabilities – 0.2%	42,243

	TOTAL NET ASSETS – 100.0%	$25,092,529

REIT – Real Estate Investment Trust

*	Non-income producing security.
1	Foreign security denominated in U.S. Dollars.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Segall Bryant & Hamill Funds
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Note 1 – Organization
Segall Bryant & Hamill All Cap Fund (the “All Cap Fund”) and Segall Bryant & Hamill Small Cap Value Fund (the “Small Cap Value Fund”) (each a “fund” and collectively the “Funds”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The All Cap Fund commenced operations on July 31, 2013, and its primary investment objective is to provide long-term capital appreciation.  The Small Cap Value Fund commenced operations on July 31, 2013, and its primary investment objective is to provide long-term capital appreciation.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Note 3 – Federal Income Taxes
At March 31, 2014, gross unrealized appreciation and (depreciation) on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	All Cap Fund	Small Cap Value Fund
Cost of investments	$12,987,858	$23,149,265

Gross unrealized appreciation	$1,297,874	$2,646,922
Gross unrealized depreciation	(132,840)	(745,901)
Net unrealized appreciation on investments	$1,165,034	$1,901,021

Segall Bryant & Hamill Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
March 31, 2014 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of March 31, 2014, in valuing the Funds’ assets carried at fair value:

All Cap Fund
	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$13,838,634	$-	$-	$13,838,634
Short-Term Investments	314,258	-	-	314,258
Total Investments	$14,152,892	$-	$-	$14,152,892

Segall Bryant & Hamill Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
March 31, 2014 (Unaudited)

Small Cap Value Fund
	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$23,928,963	$-	$-	$23,928,963
Short-Term Investments	1,121,323	-	-	1,121,323
Total Investments	$25,050,286	$-	$-	$25,050,286

1	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Funds did not hold any Level 2 or 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ John P. Zader
Title:	John P. Zader, President

Date:	5/28/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Zader
(Signature and Title)	John P. Zader, President

Date:	5/28/14

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	5/28/14